Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 slord@statestreet.com

April 14, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated April 1, 2016 to the prospectus for the iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation ETF and iShares Core Moderate Allocation ETF. The purpose of this filing is to submit the 497 dated April 1, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Lord
Sarah Lord

cc: Benjamin Haskin, Esq.